Financial assets (Details) ₺ in Thousands, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TRY (₺)	Dec. 31, 2022 TRY (₺)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of financial assets [line items]
Financial assets, Non-current	₺ 647,513	₺ 3,475,814
Financial assets, current	8,869,828	7,882,015
Amortized cost
Disclosure of financial assets [line items]
Financial assets, current		1,233,597
Amortized cost | Time deposits with maturity of more than three months
Disclosure of financial assets [line items]
Financial assets, current		1,233,597
Financial asset at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, Non-current	541,490	426,147
Financial assets, current	8,869,828	6,648,418
Financial asset at fair value through profit or loss | Currency protected time deposits
Disclosure of financial assets [line items]
Financial assets, current	₺ 8,869,828	6,648,418
Average maturity	1 year
Financial asset at fair value through profit or loss | Currency Deposit Account | USD
Disclosure of financial assets [line items]
Financial assets, current | $			$ 190,356
Financial asset at fair value through profit or loss | Currency Deposit Account | EUR
Disclosure of financial assets [line items]
Financial assets, current | €				€ 85,000
Financial asset at fair value through profit or loss | Investment funds
Disclosure of financial assets [line items]
Financial assets, Non-current	₺ 541,490	426,147
Fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets, Non-current	106,023	3,049,667
Fair value through other comprehensive income | Listed debt securities
Disclosure of financial assets [line items]
Financial assets, Non-current	₺ 106,023	₺ 3,049,667